Franchise arrangements (Schedule of Revenues from Franchised Restaurants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 2,959,077	$ 3,081,571	$ 3,319,525
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues	146,790	148,962	157,269
Rent
Disaggregation of Revenue [Line Items]
Revenues	145,860	148,094	155,405
Sublease Income	114,459
Initial fees
Disaggregation of Revenue [Line Items]
Revenues	287	195	1,205
Initial fees paid to McDonald's Corporation	1,456	1,323	1,417
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues	643	673	659
Royalty fees paid to McDonald's Corporation	$ 57,709	$ 57,733	$ 64,806